Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers Global Income Builder, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-22057

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Cohen & Steers Global Income Builder, Inc. (the “Company”) to be redeemed:

Series W7 Taxable Auction Market Preferred Shares, liquidation preference $25,000 (“Series W7 Shares”).

(2)	Date on which the securities are to be called or redeemed:

Series W7 Shares will be redeemed on July 23, 2009.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

Series W7 Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Articles Supplementary of the Company dated as of October 17, 2007.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem in full Series W7 Shares, representing 1,720 Series W7 Shares having an aggregate principal amount of $43,000,000.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 30th day of June, 2009.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President